Losses per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Loss for the year	R$ (328,392)	R$ (68,188)	R$ (19,434)
Weighted average number of common outstanding shares	69,755	62,000	62,000
Basic and diluted losses per share (R$)	R$ (4.71)	R$ (1.10)	R$ (0.31)